Summary of Significant Accounting Policies (Excise Taxes Levied by State or Local Governments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Overview and Summary of Significant Accounting Policies [Abstract]
State/Local excise taxes	$ 14.0	$ 14.4	$ 50.8	$ 50.5	$ 50.5